JFR
Nuveen Floating Rate Income Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 153.3% (93.3% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 136.6% (83.2% of Total Investments)
	Aerospace & Defense – 1.4% (0.9% of Total Investments)
$776	Dynasty Acquisition Co., Inc., Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	$756,586
417	Dynasty Acquisition Co., Inc., Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	406,767
1,829	Maxar Technologies Ltd., Term Loan B	2.863%	1-Month LIBOR	2.750%	10/05/24	B	1,812,122
1,455	TransDigm, Inc., Term Loan E	2.363%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,438,825
1,743	TransDigm, Inc., Term Loan F	2.363%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,723,915
2,217	TransDigm, Inc., Term Loan G	2.363%	1-Month LIBOR	2.250%	8/22/24	Ba3	2,194,226
8,437	Total Aerospace & Defense						8,332,441
	Airlines – 2.2% (1.3% of Total Investments)
1,558	American Airlines, Inc., First Lien Term Loan	1.860%	1-Month LIBOR	1.750%	1/29/27	Ba3	1,455,619
1,071	American Airlines, Inc., Incremental Term Loan	2.115%	1-Month LIBOR	2.000%	12/14/23	Ba3	1,035,378
515	American Airlines, Inc., Term Loan B	2.110%	1-Month LIBOR	2.000%	4/28/23	Ba3	497,207
2,304	American Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	2,372,638
1,718	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,665,862
2,675	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,813,444
3,000	United Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	3,039,375
12,841	Total Airlines						12,879,523
	Auto Components – 1.6% (0.9% of Total Investments)
826	Adient US LLC, Term Loan B	3.610%	3-Month LIBOR	3.500%	4/08/28	BB-	825,986
3,385	Clarios Global LP, Term Loan B	3.363%	1-Month LIBOR	3.250%	4/30/26	B1	3,356,068
1,379	DexKo Global Inc., Term Loan	4.500%	3-Month LIBOR	3.500%	7/24/24	B1	1,379,213
1,746	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	1,751,447
1,796	Superior Industries International, Inc., First Lien Term Loan B	4.113%	1-Month LIBOR	4.000%	5/23/24	B1	1,794,060
9,132	Total Auto Components						9,106,774
	Automobiles – 0.4% (0.3% of Total Investments)
1,455	Navistar International Corporation, First Lien Term Loan B	3.610%	1-Month LIBOR	3.500%	11/06/24	Ba2	1,456,273

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$1,039	Wand NewCo 3, Inc., Term Loan	3.110%	1-Month LIBOR	3.000%	2/05/26	B1	$1,026,293
2,494	Total Automobiles						2,482,566
	Banks – 0.1% (0.0% of Total Investments)
327	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	329,384
	Beverages – 1.0% (0.6% of Total Investments)
1,556	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	1,558,045
1,180	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/01/28	B+	1,184,425
2,982	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	2,975,104
5,718	Total Beverages						5,717,574
	Biotechnology – 0.6% (0.4% of Total Investments)
3,746	Grifols Worldwide Operations USA, Inc., Term Loan B	2.087%	1-Week LIBOR	2.000%	11/15/27	Ba2	3,704,824
	Building Products – 2.0% (1.2% of Total Investments)
2,289	Cornerstone Building Brands, Inc., Term Loan B	3.365%	3-Month LIBOR	3.250%	4/12/28	B+	2,272,070
1,170	LBM Acquisition LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	12/17/27	B+	1,168,672
260	LBM Acquisition LLC, Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	259,705
390	Potters Industries, LLC, Term Loan B	4.750%	3-Month LIBOR	4.000%	12/14/27	B	390,975
6,390	Quikrete Holdings, Inc., First Lien Term Loan	2.613%	1-Month LIBOR	2.500%	1/31/27	BB-	6,338,453
1,480	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	1,479,082
11,979	Total Building Products						11,908,957
	Capital Markets – 1.4% (0.9% of Total Investments)
440	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	3-Month LIBOR	4.750%	2/09/26	B	439,625
743	RPI Intermediate Finance Trust, Term Loan B1	1.863%	1-Month LIBOR	1.750%	2/11/27	BBB-	742,681
5,399	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	5,426,906
1,923	Sequa Mezzanine Holdings L.L.C., Second Lien Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	1,829,411
8,505	Total Capital Markets						8,438,623
	Chemicals – 0.9% (0.5% of Total Investments)
811	ASP Unifrax Holdings Inc, Term Loan B	3.953%	3-Month LIBOR	3.750%	12/14/25	CCC+	772,629
932	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	927,061
1,300	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	1/29/26	BB+	1,296,548
1,178	Ineos US Finance LLC, Term Loan B	2.110%	1-Month LIBOR	2.000%	3/31/24	BBB-	1,166,590

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$927	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	$929,021
5,148	Total Chemicals						5,091,849
	Commercial Services & Supplies – 4.9% (3.0% of Total Investments)
1,000	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	1,005,835
1,087	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	1,059,473
10,213	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	10,174,105
680	Education Management LLC, Term Loan A, (6), (7)	0.000%	N/A	N/A	7/02/20	N/R	6,800
1,058	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	B1	1,060,948
2,386	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB-	2,389,353
765	Harland Clarke Holdings Corp., Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	708,186
414	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	409,028
1,016	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	1,019,442
594	Prime Security Services Borrower, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	9/23/26	BB-	593,477
232	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	232,026
464	Prime Security Services Borrower, LLC, Term Loan	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	464,052
1,662	Robertshaw US Holding Corp, First Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	1,605,797
279	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	279,715
1,500	Spin Holdco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,495,665
3,865	Travelport Finance (Luxembourg) S.a.r.l., Priority Term Loan, (cash 2.500%, PIK 6.500%), (DD1)	2.500%	3-Month LIBOR	1.500%	2/28/25	B-	3,951,874
937	West Corporation, Term Loan B1	3.686%	3-Month LIBOR	3.500%	10/10/24	BB+	908,792
1,463	WEX Inc., Term Loan	2.427%	3-Month LIBOR	2.250%	4/01/28	Ba2	1,459,480
29,615	Total Commercial Services & Supplies						28,824,048
	Communications Equipment – 2.6% (1.6% of Total Investments)
5,238	CommScope, Inc., Term Loan B	3.363%	1-Month LIBOR	3.250%	4/04/26	Ba3	5,213,213
599	MLN US HoldCo LLC, First Lien Term Loan	4.610%	1-Month LIBOR	4.500%	11/30/25	B3	532,314
2,012	Plantronics Inc, Term Loan B	2.609%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,990,106
3,084	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	2,935,832
8	Riverbed Technology, Inc., Term Loan B	7.000%	2-Month LIBOR	6.000%	12/31/25	B2	7,376

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Communications Equipment (continued)
$4,679	Univision Communications Inc., Term Loan C5	2.860%	1-Month LIBOR	2.750%	3/15/24	B	$4,673,517
15,620	Total Communications Equipment						15,352,358
	Construction & Engineering – 1.1% (0.7% of Total Investments)
750	AECOM, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	750,473
1,170	Aegion Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,175,850
2,250	Brown Group Holding LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,241,563
563	Pike Corporation, Incremental Term Loan B	3.120%	1-Month LIBOR	3.000%	1/21/28	Ba3	561,837
1,642	Traverse Midstream Partners LLC, Term Loan	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,644,764
6,375	Total Construction & Engineering						6,374,487
	Containers & Packaging – 1.8% (1.1% of Total Investments)
2,948	Berry Global, Inc., Term Loan Z	1.861%	1-Month LIBOR	1.750%	7/01/26	BBB-	2,926,655
1,571	Charter NEX US, Inc., Term Loan	5.000%	1-Month LIBOR	4.250%	12/01/27	B	1,578,549
1,678	Reynolds Consumer Products LLC, Term Loan	1.863%	1-Month LIBOR	1.750%	2/04/27	BBB-	1,671,835
1,721	Reynolds Group Holdings Inc. , Term Loan B2	3.363%	1-Month LIBOR	3.250%	2/05/26	B+	1,707,782
542	TricorBraun Holdings, Inc., Delayed Draw Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	537,446
2,408	TricorBraun Holdings, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	2,389,396
10,868	Total Containers & Packaging						10,811,663
	Distributors – 0.3% (0.2% of Total Investments)
313	IAA, Inc., Term Loan B	2.375%	1-Month LIBOR	2.250%	6/28/26	BB+	312,593
1,517	SRS Distribution Inc., First Lien Term Loan	3.113%	1-Month LIBOR	3.000%	5/24/25	B	1,497,363
1,830	Total Distributors						1,809,956
	Diversified Consumer Services – 1.2% (0.7% of Total Investments)
172	Cengage Learning, Inc., Term Loan B	5.250%	2-Month LIBOR	4.250%	6/07/23	B	171,557
5,433	Cengage Learning, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B	5,416,983
463	Education Management LLC, Term Loan A, (6), (7)	0.000%	N/A	N/A	7/02/20	N/R	5,789
13	Education Management LLC, Term Loan A2, (7)	9.599%	3-Month LIBOR	7.500%	7/02/20	N/R	—
1,378	Sotheby's, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/15/27	B+	1,392,799
7,459	Total Diversified Consumer Services						6,987,128
	Diversified Financial Services – 2.3% (1.4% of Total Investments)
412	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	414,327
459	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	N/R	460,196
1,990	Belk, Inc., Term Loan	10.000%	3-Month LIBOR	10.000%	7/31/25	N/R	1,296,156

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$1,940	Blackstone CQP Holdco LP, Term Loan B	3.687%	3-Month LIBOR	3.500%	9/30/24	B+	$1,940,593
2,305	Ditech Holding Corporation, Term Loan, (7)	0.000%	N/A	N/A	6/30/22	N/R	443,736
1,250	FleetCor Technologies Operating Co LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,247,269
843	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	843,810
665	Lions Gate Capital Holdings LLC, Term Loan B	2.363%	1-Month LIBOR	2.250%	3/24/25	Ba2	659,761
1,500	Precisely, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,497,187
1,531	Sabre GLBL Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	12/17/27	Ba3	1,547,676
3,010	Verscend Holding Corp., Term Loan B	4.177%	3-Month LIBOR	4.000%	8/27/25	BB-	3,013,402
15,905	Total Diversified Financial Services						13,364,113
	Diversified Telecommunication Services – 3.8% (2.3% of Total Investments)
1,783	Altice France S.A., Term Loan B12	3.871%	3-Month LIBOR	3.688%	1/31/26	B	1,771,801
5,912	Altice France S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	5,907,482
6,583	CenturyLink, Inc., Term Loan B	2.363%	1-Month LIBOR	2.250%	3/15/27	BB+	6,517,201
3,094	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	3,089,249
2,978	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	2,971,791
536	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	534,922
130	GTT Communications, Inc., Delayed Draw Term Loan, (7)	6.000%	1-Month LIBOR	5.500%	12/28/21	CCC+	133,089
465	Intelsat Jackson Holdings S.A., Term Loan B4, (7)	8.750%	Prime	5.500%	1/02/24	N/R	475,457
744	Intelsat Jackson Holdings S.A., Term Loan B5, (7)	8.625%	N/A	N/A	1/02/24	N/R	760,043
427	Zayo Group Holdings, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	3/09/27	B1	423,838
22,652	Total Diversified Telecommunication Services						22,584,873
	Electric Utilities – 0.6% (0.4% of Total Investments)
1,247	ExGen Renewables IV, LLC, Term Loan	3.750%	3-Month LIBOR	2.750%	12/11/27	BB-	1,249,057
993	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	990,798
1,269	Vistra Operations Company LLC, First Lien Term Loan B3	1.861%	1-Month LIBOR	1.750%	12/31/25	Baa3	1,259,586
3,509	Total Electric Utilities						3,499,441
	Electrical Equipment – 1.8% (1.1% of Total Investments)
4,361	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	4,299,638
1,796	Energizer Holdings, Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	12/22/27	BB+	1,791,460
2,800	Ingram Micro Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,820,832

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electrical Equipment (continued)
$1,485	Vertiv Group Corporation, Term Loan B	2.861%	1-Month LIBOR	2.750%	3/02/27	B+	$1,478,799
10,442	Total Electrical Equipment						10,390,729
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
1,863	TTM Technologies, Inc., Term Loan	2.615%	1-Month LIBOR	2.500%	9/28/24	BB+	1,862,115
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
938	PGS ASA, Term Loan B	7.760%	3-Month LIBOR	7.500%	6/13/24	N/R	848,468
	Entertainment – 2.6% (1.6% of Total Investments)
1,370	AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	3.195%	3-Month LIBOR	3.000%	4/22/26	CCC	1,209,279
4,598	Cineworld Group PLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	2/28/25	CCC	3,959,492
684	Crown Finance US, Inc., Incremental Term Loan	3.750%	3-Month LIBOR	2.750%	9/20/26	CCC	582,442
1,950	Metro-Goldwyn-Mayer Inc., First Lien Term Loan	2.620%	1-Month LIBOR	2.500%	7/03/25	BB-	1,941,166
1,250	Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	1,246,487
677	NASCAR Holdings, Inc, Term Loan B	2.863%	1-Month LIBOR	2.750%	10/18/26	BB	673,093
2,830	Virgin Media Bristol LLC, Term Loan N, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,829,533
1,438	William Morris Endeavor Entertainment, LLC, First Lien Term Loan	2.860%	1-Month LIBOR	2.750%	5/16/25	B	1,407,292
1,254	William Morris Endeavor Entertainment, LLC, First Lien, Term Loan	2.897%	3-Month LIBOR	2.750%	5/16/25	B	1,227,766
16,051	Total Entertainment						15,076,550
	Equity Real Estate Investment Trust – 0.4% (0.3% of Total Investments)
1,988	Realogy Group LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	2/08/25	BB	1,979,754
415	Realogy Group LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	2/08/25	BB	412,193
2,403	Total Equity Real Estate Investment Trust						2,391,947
	Food & Staples Retailing – 1.9% (1.1% of Total Investments)
527	BJ's Wholesale Club, Inc., First Lien Term Loan	2.111%	1-Month LIBOR	2.000%	2/03/24	BB+	527,345
60	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	59,704
1,022	H Food Holdings LLC, Term Loan B	3.801%	1-Month LIBOR	3.688%	5/31/25	B2	1,014,820
9,473	US Foods, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	6/27/23	BB-	9,381,545
11,082	Total Food & Staples Retailing						10,983,414
	Food Products – 0.6% (0.3% of Total Investments)
1,188	American Seafoods Group LLC, First Lien Term Loan	3.750%	3-Month LIBOR	2.750%	8/21/23	BB-	1,186,523
8	American Seafoods Group LLC, First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	7,930

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food Products (continued)
$1,156	Froneri International Ltd., Term Loan	2.363%	1-Month LIBOR	2.250%	1/31/27	B1	$1,140,948
968	UTZ Quality Foods, LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	1/20/28	B1	968,484
3,320	Total Food Products						3,303,885
	Health Care Equipment & Supplies – 1.0% (0.6% of Total Investments)
921	Greatbatch Ltd., Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	924,413
1,950	Lifescan Global Corporation, First Lien Term Loan	6.202%	3-Month LIBOR	6.000%	10/01/24	B	1,915,278
1,999	Viant Medical Holdings, Inc., First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	7/02/25	B3	1,945,522
1,418	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	1,218,612
6,288	Total Health Care Equipment & Supplies						6,003,825
	Health Care Providers & Services – 8.7% (5.3% of Total Investments)
1,857	ADMI Corp., Term Loan B2	3.250%	1-Month LIBOR	2.750%	12/23/27	B	1,844,623
2,225	AHP Health Partners, Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/25	B1	2,231,820
1,467	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	1,448,146
940	Albany Molecular Research, Inc., First Lien Term Loan	4.250%	1-Month LIBOR	3.250%	8/30/24	B	942,523
2,128	BW NHHC Holdco, Inc., First Lien Term Loan	5.189%	3-Month LIBOR	5.000%	5/15/25	Caa1	1,991,527
675	DaVita, Inc. , Term Loan B	1.863%	1-Month LIBOR	1.750%	8/12/26	BBB-	671,433
2,081	Envision Healthcare Corporation, First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	10/10/25	Caa1	1,752,576
1,171	Gates Global LLC, Term Loan B3	3.500%	1-Month LIBOR	2.750%	3/31/27	B+	1,167,858
3,074	Gentiva Health Services, Inc., Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B+	3,072,153
616	Global Medical Response, Inc., Term Loan B	5.750%	6-Month LIBOR	4.750%	10/02/25	B	617,502
2,876	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	2,884,658
626	HCA Inc., Term Loan B12	1.863%	1-Month LIBOR	1.750%	3/13/25	BBB-	627,131
1,079	HCA Inc., Term Loan B13	1.863%	1-Month LIBOR	1.750%	3/18/26	BBB-	1,080,840
984	Heartland Dental, LLC, First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	4/30/25	B2	972,774
87	MED ParentCo LP, First Lien Delayed Draw Term Loan	4.363%	1-Month LIBOR	4.250%	8/31/26	B2	87,139
348	MED ParentCo LP, First Lien Term Loan	4.363%	1-Month LIBOR	4.250%	8/31/26	B2	347,484
1,522	MMM Holdings, Inc., Term Loan B	6.750%	1-Month LIBOR	5.750%	12/26/26	B+	1,524,769
100	National Mentor Holdings, Inc., Delayed Draw Term Loan	1.875%	1-Month LIBOR	1.875%	3/02/28	B1	100,329
912	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	912,081
30	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	30,403

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,970	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	$1,952,763
4,300	Phoenix Guarantor Inc, Term Loan B3	3.610%	1-Month LIBOR	3.500%	3/05/26	B1	4,267,322
683	Pluto Acquisition I, Inc., Incremental Term Loan B	5.500%	1-Month LIBOR	5.000%	6/20/26	B2	687,985
234	Quorum Health Corporation, Term Loan, (7)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	239,152
5,135	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	11/16/25	B1	5,123,258
3,261	Select Medical Corporation, Term Loan B	2.370%	1-Month LIBOR	2.250%	3/06/25	Ba2	3,232,083
6,896	Surgery Center Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	9/03/24	B1	6,880,793
3,029	Team Health Holdings, Inc., First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,832,905
1,845	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	1,856,087
52,151	Total Health Care Providers & Services						51,380,117
	Health Care Technology – 2.4% (1.5% of Total Investments)
2,533	Carestream Health, Inc., Extended Second Lien Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	2,389,230
2,800	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	2,802,888
6,445	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	6,444,888
190	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	189,933
2,420	Zelis Healthcare Corporation, Term Loan	3.615%	1-Month LIBOR	3.500%	9/30/26	B	2,409,020
14,388	Total Health Care Technology						14,235,959
	Hotels, Restaurants & Leisure – 18.1% (11.0% of Total Investments)
22,858	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.863%	1-Month LIBOR	1.750%	11/19/26	BB+	22,552,394
581	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	12/29/25	B3	514,712
2,033	Alterra Mountain Company, Term Loan B	5.500%	1-Month LIBOR	4.500%	8/01/26	B	2,042,127
3,743	Alterra Mountain Company, Term Loan B1	2.863%	1-Month LIBOR	2.750%	7/31/24	B2	3,693,500
931	Aramark Services, Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	3/11/25	BB+	920,691
1,383	Boyd Gaming Corporation, Term Loan B3	2.337%	1-Week LIBOR	2.250%	9/15/23	BB	1,382,875
10,368	Caesars Resort Collection, LLC, First Lien Term Loan B	2.863%	1-Month LIBOR	2.750%	12/22/24	B+	10,267,257
1,492	Caesars Resort Collection, LLC, Term Loan B1	4.613%	1-Month LIBOR	4.500%	7/20/25	B+	1,498,948
1,047	Carnival Corporation, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	1,080,725

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$1,834	Churchill Downs Incorporated, Incremental Term Loan B1	2.120%	1-Month LIBOR	2.000%	3/17/28	BBB-	$1,825,220
4,478	CityCenter Holdings, LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	4,434,004
5,228	ClubCorp Holdings, Inc., Term Loan B	2.953%	3-Month LIBOR	2.750%	9/18/24	B-	5,042,021
721	Crown Finance US, Inc., Term Loan B1, (cash 7.000%, PIK 8.250%)	7.000%	3-Month LIBOR	7.000%	5/23/24	B-	909,261
4,661	Equinox Holdings, Inc., First Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	4,444,456
958	Four Seasons Hotels Limited, New First Lien Term Loan	2.113%	1-Month LIBOR	2.000%	11/30/23	BB+	956,566
9,311	Golden Nugget, Inc., Incremental Term Loan B, (DD1)	3.250%	2-Month LIBOR	2.500%	10/04/23	B	9,217,361
7,788	Hilton Worldwide Finance, LLC, Term Loan B2	1.861%	1-Month LIBOR	1.750%	6/21/26	BBB-	7,728,876
4,888	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	4,911,431
878	PCI Gaming Authority, Term Loan	2.610%	1-Month LIBOR	2.500%	5/31/26	BBB-	872,345
7,746	Scientific Games International, Inc., Term Loan B5	2.863%	1-Month LIBOR	2.750%	8/14/24	B+	7,646,693
3,735	SeaWorld Parks & Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	3,701,381
4,489	Stars Group Holdings B.V., Incremental Term Loan	3.703%	3-Month LIBOR	3.500%	7/10/25	BBB-	4,505,710
2,920	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	2,883,688
1,950	Wyndham Hotels & Resorts, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	5/30/25	BB+	1,933,483
1,310	Zaxby's Operating Company LLC, First Lien Term Loan	4.500%	1-Month LIBOR	3.750%	12/28/27	B	1,313,439
107,331	Total Hotels, Restaurants & Leisure						106,279,164
	Household Durables – 0.8% (0.5% of Total Investments)
1,665	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	B3	1,669,195
99	Serta Simmons Bedding, LLC, Priority First Out Term Loan, (7)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	101,071
2,408	Serta Simmons Bedding, LLC, Priority Second Out Term Loan, (7)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	2,308,779
623	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	624,120
4,795	Total Household Durables						4,703,165
	Household Products – 0.6% (0.4% of Total Investments)
2,241	Reynolds Group Holdings Inc. , Term Loan	2.863%	1-Month LIBOR	2.750%	2/05/23	B+	2,238,595

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Products (continued)
$1,500	Spectrum Brands, Inc., Term Loan	2.500%	3-Month LIBOR	2.000%	3/03/28	BBB-	$1,497,660
3,741	Total Household Products						3,736,255
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
1,232	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	1-Month LIBOR	2.750%	3/25/28	B+	1,230,185
	Industrial Conglomerates – 0.4% (0.2% of Total Investments)
1,451	EAB Global, Inc., First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	9/29/24	B2	1,449,893
4	EAB Global, Inc., First Lien Term Loan	4.750%	2-Month LIBOR	3.750%	9/29/24	B2	3,747
750	Insulet Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	752,812
2,205	Total Industrial Conglomerates						2,206,452
	Insurance – 3.6% (2.2% of Total Investments)
4,978	Acrisure, LLC, Term Loan B	3.703%	3-Month LIBOR	3.500%	2/15/27	B	4,910,851
4,065	Alliant Holdings Intermediate, LLC, Term Loan B	3.363%	1-Month LIBOR	3.250%	5/10/25	B	4,019,511
750	Alliant Holdings Intermediate, LLC, Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B	750,990
1,706	Asurion LLC, Term Loan B6	3.113%	1-Month LIBOR	3.000%	11/03/23	Ba3	1,703,771
5,706	Asurion LLC, Term Loan B8	3.363%	1-Month LIBOR	3.250%	12/23/26	Ba3	5,673,871
3,276	Hub International Limited, Term Loan B	3.176%	3-Month LIBOR	3.000%	4/25/25	B	3,236,856
696	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	B1	696,789
21,177	Total Insurance						20,992,639
	Interactive Media & Services – 1.3% (0.8% of Total Investments)
2,070	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	2,062,268
3,900	Rackspace Technology Global, Inc., Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	3,874,193
1,955	WeddingWire, Inc., First Lien Term Loan	4.686%	3-Month LIBOR	4.500%	12/21/25	B+	1,955,010
7,925	Total Interactive Media & Services						7,891,471
	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)
2,500	CNT Holdings I Corp, Term Loan	4.500%	6-Month LIBOR	3.750%	11/08/27	B	2,499,025
	Internet Software & Services – 1.7% (1.0% of Total Investments)
2,211	Banff Merger Sub Inc, Term Loan	3.863%	1-Month LIBOR	3.750%	10/02/25	B2	2,203,284
4,114	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	4,127,805
2,913	Uber Technologies, Inc., First Lien Term Loan B	3.606%	1-Month LIBOR	3.500%	4/04/25	B1	2,915,939
561	Uber Technologies, Inc., Term Loan B	3.606%	1-Month LIBOR	3.500%	2/25/27	B+	560,600
9,799	Total Internet Software & Services						9,807,628
	IT Services – 3.8% (2.3% of Total Investments)
1,196	DTI Holdco, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	599,853

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$3	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	$1,577
1,287	KBR, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,287,534
810	NeuStar, Inc., Term Loan B4	4.500%	3-Month LIBOR	3.500%	8/08/24	B+	763,425
500	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	497,188
3,541	Sabre GLBL Inc., Term Loan B	2.113%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,504,691
838	Science Applications International Corporation, Term Loan B	1.988%	1-Month LIBOR	1.875%	10/31/25	BB+	837,206
3,226	Syniverse Holdings, Inc., First Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	3,188,999
3,500	Syniverse Holdings, Inc., Second Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	3,435,093
2,119	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	2,119,395
6,167	West Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	6,030,055
23,187	Total IT Services						22,265,016
	Life Sciences Tools & Services – 2.8% (1.7% of Total Investments)
8,739	Parexel International Corporation, Term Loan B	2.863%	1-Month LIBOR	2.750%	9/27/24	B2	8,672,184
7,716	PPD, Inc., Initial Term Loan	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	7,712,819
242	Syneos Health, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	8/01/24	BB	241,710
16,697	Total Life Sciences Tools & Services						16,626,713
	Machinery – 1.1% (0.7% of Total Investments)
17	Alliance Laundry Systems LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	10/08/27	B	17,002
1,479	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,480,886
743	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	745,417
261	Gardner Denver, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	1/31/27	BB+	260,767
2,025	Gardner Denver, Inc., Term Loan B2	1.863%	1-Month LIBOR	1.750%	2/28/27	Ba2	2,001,014
1,741	Vertical Midco GmbH, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	1,746,598
6,266	Total Machinery						6,251,684
	Marine – 0.4% (0.2% of Total Investments)
3,083	HGIM Corp., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	2,127,623
	Media – 15.1% (9.2% of Total Investments)
4,856	Charter Communications Operating, LLC, Term Loan B2	1.870%	1-Month LIBOR	1.750%	2/01/27	BBB-	4,837,567
1,120	Checkout Holding Corp, (cash 3.750, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	512,608
682	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	642,797

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$11,620	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.685%	3-Month LIBOR	3.500%	8/21/26	B1	$11,283,652
30	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.647%	2-Month LIBOR	3.500%	8/21/26	B1	28,712
6,854	CSC Holdings, LLC, Incremental Term Loan	2.365%	1-Month LIBOR	2.250%	1/15/26	BB	6,795,533
3,425	CSC Holdings, LLC, Term Loan B1	2.365%	1-Month LIBOR	2.250%	7/17/25	BB	3,393,897
6,564	CSC Holdings, LLC, Term Loan B5	2.615%	1-Month LIBOR	2.500%	4/15/27	Ba3	6,541,750
687	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	680,899
348	Diamond Sports Group LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	250,031
980	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	976,704
314	Entercom Media Corp., Term Loan	2.611%	1-Month LIBOR	2.500%	11/17/24	BB-	309,898
589	GCI, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	587,822
830	Gray Television, Inc., Term Loan B	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	826,030
850	Gray Television, Inc., Term Loan C	2.500%	1-Month LIBOR	2.500%	1/02/26	BB+	845,454
703	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB-	704,756
6,815	iHeartCommunications, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	5/01/26	B+	6,742,233
2,506	Intelsat Jackson Holdings S.A., DIP Term Loan, (7)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	2,538,865
8,553	Intelsat Jackson Holdings S.A., Term Loan B3, (7)	8.000%	Prime	4.750%	11/27/23	N/R	8,719,951
597	LCPR Loan Financing LLC, Term Loan B	3.865%	1-Month LIBOR	3.750%	10/15/28	BB	599,581
5,478	McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.750%	3-Month LIBOR	4.750%	11/01/24	BB	5,520,352
685	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	697,665
3,315	Meredith Corporation, Term Loan B2	2.613%	1-Month LIBOR	2.500%	1/31/25	BB-	3,280,658
3,107	Nexstar Broadcasting, Inc., Term Loan B3	2.356%	1-Month LIBOR	2.250%	1/17/24	BBB-	3,099,131
1,294	Nexstar Broadcasting, Inc., Term Loan B4	2.615%	1-Month LIBOR	2.500%	9/19/26	BBB-	1,290,159
416	Red Ventures, LLC, Term Loan B2	2.613%	1-Month LIBOR	2.500%	11/08/24	BB	410,255
2,696	Sinclair Television Group Inc., Term Loan B1	2.370%	1-Month LIBOR	2.250%	1/03/24	Ba2	2,679,303
1,231	Sinclair Television Group Inc., Term Loan B2B	2.620%	1-Month LIBOR	2.500%	9/30/26	Ba2	1,218,168
1,231	Springer Nature Deutschland GmbH, Term Loan B18	4.000%	1-Month LIBOR	3.250%	8/14/26	B+	1,229,189
785	Virgin Media Bristol LLC, Term Loan N	2.615%	1-Month LIBOR	2.500%	1/31/28	BB+	779,505
3,230	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	3,231,640

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$7,474	Ziggo Financing Partnership, Term Loan I, (DD1)	2.615%	1-Month LIBOR	2.500%	4/30/28	BB	$7,404,330
89,865	Total Media						88,659,095
	Multiline Retail – 0.3% (0.2% of Total Investments)
1,940	EG America LLC, Term Loan	4.203%	3-Month LIBOR	4.000%	2/05/25	B-	1,916,264
	Office Electronics – 0.0% (0.0% of Total Investments)
250	Pitney Bowes Inc., Term Loan B	4.120%	1-Month LIBOR	4.000%	3/19/28	BBB-	249,852
	Oil, Gas & Consumable Fuels – 2.3% (1.4% of Total Investments)
956	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	938,380
3,069	Buckeye Partners, L.P., Term Loan B	2.359%	3-Month LIBOR	2.250%	11/01/26	BBB-	3,060,296
1,670	Fieldwood Energy LLC, DIP Delayed Draw Term Loan, (5), (7)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	1,736,844
11,742	Fieldwood Energy LLC, Exit First Lien Term Loan, (DD1), (7)	0.000%	N/A	N/A	4/11/22	N/R	4,547,135
4,881	Fieldwood Energy LLC, Exit Second Lien Term Loan, (7)	0.000%	N/A	N/A	4/11/23	N/R	273,354
1,015	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	1,134,124
1,714	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	3-Month LIBOR	5.250%	8/25/23	CCC+	1,915,285
419	Peabody Energy Corporation, Term Loan	2.863%	1-Month LIBOR	2.750%	3/31/25	Caa1	142,003
25,466	Total Oil, Gas & Consumable Fuels						13,747,421
	Paper & Forest Products – 0.7% (0.4% of Total Investments)
2,686	Asplundh Tree Expert, LLC, Term Loan B	1.863%	1-Month LIBOR	1.750%	9/04/27	Ba1	2,679,999
1,569	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	1,581,958
4,255	Total Paper & Forest Products						4,261,957
	Personal Products – 1.7% (1.0% of Total Investments)
163	Coty Inc., Term Loan B	2.360%	1-Month LIBOR	2.250%	4/05/25	B	156,753
1,240	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	1,242,325
4,519	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	4,463,411
5,129	Revlon Consumer Products Corporation, Term Loan B, (DD1), (6)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	3,911,168
8	Revlon Consumer Products Corporation, Term Loan B, (DD1), (6)	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	6,057
11,059	Total Personal Products						9,779,714
	Pharmaceuticals – 6.9% (4.2% of Total Investments)
5,283	Advanz Pharma Corp, Exit Tern Loan B	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	5,280,788
1,280	Alphabet Holding Company, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	9/28/24	B-	1,281,801

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$1,959	Amneal Pharmaceuticals LLC, Term Loan B	3.625%	1-Month LIBOR	3.500%	5/04/25	B	$1,927,881
6,539	Bausch Health Companies Inc., Term Loan B	3.113%	1-Month LIBOR	3.000%	6/02/25	BB	6,535,420
3,688	Bausch Health Companies Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	11/27/25	BB	3,681,692
1,228	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	1,231,195
1,185	Elanco Animal Health Incorporated, Term Loan B	1.865%	1-Month LIBOR	1.750%	8/01/27	Baa3	1,169,691
3,617	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B+	3,534,514
2,022	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,026,303
3,000	Jazz Financing Lux Sarl, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	3,009,990
6,205	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (7)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	6,052,060
1,871	Mallinckrodt International Finance S.A., Term Loan B, (7)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	1,825,374
3,000	Organon & Co, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,995,620
40,877	Total Pharmaceuticals						40,552,329
	Professional Services – 1.7% (1.1% of Total Investments)
747	ASGN Incorporated, Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/02/25	BBB-	748,216
2,200	Ceridian HCM Holding Inc., Term Loan B	2.587%	1-Week LIBOR	2.500%	4/30/25	B+	2,168,387
1,111	Creative Artists Agency, LLC , Term Loan B	3.863%	1-Month LIBOR	3.750%	11/26/26	B	1,103,128
3,060	Dun & Bradstreet Corporation (The), Term Loan	3.361%	1-Month LIBOR	3.250%	2/08/26	BB+	3,046,941
755	Nielsen Consumer Inc., Term Loan B	4.111%	3-Month LIBOR	4.000%	3/05/28	BB	754,449
2,445	Nielsen Finance LLC, Term Loan B4	2.113%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,443,362
10,318	Total Professional Services						10,264,483
	Real Estate Management & Development – 1.4% (0.8% of Total Investments)
4,374	Brookfield Property REIT Inc., Term Loan A2	3.113%	1-Month LIBOR	3.000%	8/24/23	BB+	4,289,528
3,641	North American Lifting Holdings, Inc., Priority Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	3,809,266
8,015	Total Real Estate Management & Development						8,098,794
	Road & Rail – 3.5% (2.1% of Total Investments)
2,278	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,268,796
2,475	Genesee & Wyoming Inc. (New), Term Loan	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	2,468,961
1,895	Gruden Acquisition, Inc., Term Loan	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	1,897,843

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$3,871	Hertz Corporation, (The), DIP Delayed Draw Term Loan, (5)	8.250%	1-Month LIBOR	7.250%	12/31/21	N/R	$3,902,846
1,297	Hertz Corporation, (The), DIP Delayed Draw Term Loan, (5)	8.250%	3-Month LIBOR	7.250%	12/31/21	N/R	1,307,486
5,006	Hertz Corporation, (The), Term Loan B, (DD1), (7)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	5,040,729
1,500	Hertz Corporation, (The), Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,511,250
74	Savage Enterprises LLC, Term Loan B	3.120%	1-Month LIBOR	3.000%	8/01/25	BB	73,875
2,166	XPO Logistics, Inc., Term Loan B	1.861%	1-Month LIBOR	1.750%	2/23/25	N/R	2,157,897
20,562	Total Road & Rail						20,629,683
	Semiconductors & Semiconductor Equipment – 0.5% (0.3% of Total Investments)
237	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	181,838
874	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	875,306
1,991	ON Semiconductor Corporation, Term Loan B	2.113%	1-Month LIBOR	2.000%	9/19/26	BB+	1,989,734
3,102	Total Semiconductors & Semiconductor Equipment						3,046,878
	Software – 10.8% (6.6% of Total Investments)
1,322	Apttus Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,321,667
2,068	Blackboard, Inc., Term Loan B5	7.000%	3-Month LIBOR	6.000%	6/30/24	B	2,069,803
1,101	By Crown Parent, LLC, Term Loan B1	4.000%	1-Month LIBOR	3.000%	1/30/26	B1	1,102,296
928	Camelot U.S. Acquisition 1 Co., Term Loan B	3.113%	1-Month LIBOR	3.000%	10/31/26	B	920,940
3,000	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	3,005,100
883	Dynatrace LLC, First Lien Term Loan	2.363%	1-Month LIBOR	2.250%	8/23/25	BB+	880,163
6,412	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B-	6,411,050
4,584	Finastra USA, Inc., First Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	4,513,219
672	GlobalLogic Holdings Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	673,445
681	Greenway Health, LLC, First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	647,838
3,442	Informatica LLC,, Term Loan B	3.363%	1-Month LIBOR	3.250%	2/14/27	B1	3,416,834
871	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	865,799
2,166	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	2,181,073
1,532	MA FinanceCo., LLC, Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	1,517,372
3,148	McAfee, LLC, Term Loan B	3.860%	1-Month LIBOR	3.750%	9/29/24	BB	3,151,378
495	Mitchell International, Inc., First Lien Term Loan	3.363%	1-Month LIBOR	3.250%	11/29/24	B2	488,256
667	Mitchell International, Inc., Second Lien Term Loan	7.363%	1-Month LIBOR	7.250%	11/30/25	CCC	668,057
1,674	Perforce Software, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	7/01/26	B-	1,656,585
1,157	Project Boost Purchaser, LLC, Term Loan B	3.609%	1-Month LIBOR	3.500%	5/30/26	BB-	1,150,090

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$2,090	RealPage Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	$2,082,821
10,347	Seattle Spinco, Inc., Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	10,247,190
460	SkillSoft Corporation, First Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	473,111
1,485	SkillSoft Corporation, Takeback Second – Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	1,485,153
2,919	Sophia, L.P., First Lien Term Loan	4.500%	3-Month LIBOR	3.750%	10/07/27	B	2,923,061
1,368	SS&C European Holdings Sarl, Term Loan B4	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	1,354,630
1,845	SS&C Technologies Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	1,826,560
1,648	Tibco Software Inc., Term Loan B3	3.870%	1-Month LIBOR	3.750%	7/03/26	B+	1,641,045
1,302	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	1,304,995
985	Ultimate Software Group Inc(The), Term Loan B	3.863%	1-Month LIBOR	3.750%	5/03/26	B1	986,610
492	Xperi Corporation, Term Loan B	4.113%	1-Month LIBOR	4.000%	6/01/25	BB-	493,219
2,181	ZoomInfo LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	2/01/26	BB-	2,183,255
63,925	Total Software						63,642,615
	Specialty Retail – 2.5% (1.5% of Total Investments)
1,596	Academy, Ltd, Term Loan	5.750%	1-Month LIBOR	5.000%	11/06/27	B	1,601,985
1,357	Birkenstock US BidCo Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,355,311
1,384	Mattress Firm Inc, Term Loan B	6.250%	6-Month LIBOR	5.250%	11/25/27	B+	1,410,459
9,410	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	9,448,816
776	Staples, Inc., Term Loan	5.205%	3-Month LIBOR	5.000%	4/12/26	B	760,239
14,523	Total Specialty Retail						14,576,810
	Technology Hardware, Storage & Peripherals – 2.9% (1.8% of Total Investments)
1,977	Ahead Data Blue, LLC, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B+	1,990,898
2,459	Conduent Business Services, LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	12/07/22	BB-	2,422,568
8,503	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB-	8,506,477
782	NCR Corporation, Term Loan	2.690%	3-Month LIBOR	2.500%	8/28/26	BB+	771,248
544	Peraton Holding Corp, Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	543,988
957	Peraton Holding Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	957,369
995	Tech Data Corporation, Term Loan	3.613%	1-Month LIBOR	3.500%	7/01/25	BBB-	999,353
882	Western Digital Corporation, Term Loan B4	1.860%	1-Month LIBOR	1.750%	4/29/23	BBB-	882,489
17,099	Total Technology Hardware, Storage & Peripherals						17,074,390
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
1,035	CBI Buyer, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	1/06/28	B1	1,033,489

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Textiles, Apparel & Luxury Goods (continued)
$292	Samsonite International S.A., Incremental Term Loan B2	5.500%	1-Month LIBOR	4.500%	4/25/25	Ba2	$293,620
1,327	Total Textiles, Apparel & Luxury Goods						1,327,109
	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)
110	Core & Main LP, Term Loan B	3.750%	3-Month LIBOR	2.750%	8/01/24	B	109,770
167	Core & Main LP, Term Loan B	3.750%	1-Month LIBOR	2.750%	8/01/24	B	166,367
717	Hayward Industries, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	8/04/24	B+	718,315
1,410	Univar Inc., Term Loan B3	2.363%	1-Month LIBOR	2.250%	7/01/24	BBB-	1,409,532
2,404	Total Trading Companies & Distributors						2,403,984
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
977	Atlantic Aviation FBO Inc., Term Loan B	3.870%	1-Month LIBOR	3.750%	12/06/25	BB	978,419
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
587	Altice Financing SA, First Lien Term Loan	2.953%	3-Month LIBOR	2.750%	1/31/26	B	576,757
1,200	Gogo Intermediate Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,194,000
1,787	Total Wireless Telecommunication Services						1,770,757
$828,775	Total Variable Rate Senior Loan Interests (cost $808,842,864)						803,675,165

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 9.7% (5.9% of Total Investments)
	Aerospace & Defense – 0.7% (0.5% of Total Investments)
$4,110	Bombardier Inc, 144A	6.000%	10/15/22	CCC	$4,111,027
232	Bombardier Inc, 144A	6.125%	1/15/23	CCC	243,201
4,342	Total Aerospace & Defense				4,354,228
	Auto Components – 0.5% (0.3% of Total Investments)
2,740	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	2,811,925
	Chemicals – 0.2% (0.1% of Total Investments)
840	Olin Corp, 144A	9.500%	6/01/25	BB	1,053,150
	Communications Equipment – 0.4% (0.3% of Total Investments)
1,500	CommScope Inc, 144A	8.250%	3/01/27	B-	1,606,875
1,000	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	990,687
2,500	Total Communications Equipment				2,597,562
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
1,500	Avaya Inc, 144A	6.125%	9/15/28	B	1,593,750
845	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	880,913
2,345	Total Diversified Telecommunication Services				2,474,663

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities – 0.8% (0.5% of Total Investments)
$4,250	Bruce Mansfield Unit 1 2007 Pass Through Trust, (7)	6.850%	6/01/34	N/R	$5,312
1,025	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	1,087,819
638	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	676,152
590	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	608,791
637	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	672,959
633	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	679,924
958	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	963,522
8,731	Total Electric Utilities				4,694,479
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
1,055	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	1,077,187
	Entertainment – 0.8% (0.5% of Total Investments)
2,025	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	2,167,196
2,654	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	2,276,062
4,679	Total Entertainment				4,443,258
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
3,880	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	4,180,700
	Health Care Providers & Services – 1.0% (0.6% of Total Investments)
1,190	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	1,286,687
1,940	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	2,090,350
375	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	412,500
165	HCA Inc	5.375%	2/01/25	BB	183,881
415	Tenet Healthcare Corp	4.625%	7/15/24	BB-	421,267
1,365	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,431,544
5,450	Total Health Care Providers & Services				5,826,229
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
575	Carnival Corp, 144A	11.500%	4/01/23	Ba2	660,790
	Household Durables – 0.1% (0.0% of Total Investments)
295	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	297,581
	Media – 2.0% (1.2% of Total Investments)
1,850	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	B	1,350,500
2,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Caa2	1,080,000
2,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	2,996,000
2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,460

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$1,482	iHeartCommunications Inc	8.375%	5/01/27	CCC+	$1,589,567
3,080	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	3,187,800
605	Intelsat Luxembourg SA, (7)	8.125%	6/01/23	N/R	21,175
1,590	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,766,887
13,409	Total Media				11,994,389
	Metals & Mining – 0.2% (0.1% of Total Investments)
1,220	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	1,338,950
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
4,200	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	4,326,000
1,480	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,526,250
5,680	Total Oil, Gas & Consumable Fuels				5,852,250
	Pharmaceuticals – 0.4% (0.2% of Total Investments)
1,165	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	1,185,387
831	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	631,560
329	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	346,273
2,325	Total Pharmaceuticals				2,163,220
	Specialty Retail – 0.2% (0.1% of Total Investments)
850	Party City Holdings Inc, 144A	8.750%	2/15/26	CCC+	871,191
300	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	325,041
1,150	Total Specialty Retail				1,196,232
$61,216	Total Corporate Bonds (cost $57,717,082)				57,016,793

Shares	Description (1)	Value
	COMMON STOCKS – 3.8% (2.3% of Total Investments)
	Banks – 0.1% (0.0% of Total Investments)
30,335	iQor US Inc, (8), (9)	$404,972
	Communications Equipment – 0.1% (0.0% of Total Investments)
24,553	Windstream Services LLC, (8), (9)	349,880
	Construction & Engineering – 0.0% (0.0% of Total Investments)
3,607	TNT Crane & Rigging Inc, (6), (9)	3
2,034	TNT Crane & Rigging Inc, (8), (9)	27,799
	Total Construction & Engineering	27,802
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
18,448	Cengage Learning Holdings II Inc, (8), (9)	302,861
	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)
18,781	Windstream Services LLC, (8), (9)	234,763

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 0.4% (0.3% of Total Investments)
91,757	Energy Harbor Corp, (8), (9), (10)	$2,643,794
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
83,230	Transocean Ltd, (9)	268,001
7,777	Vantage Drilling International, (8), (9)	25,275
	Total Energy Equipment & Services	293,276
	Entertainment – 0.4% (0.3% of Total Investments)
26,045	Metro-Goldwyn-Mayer Inc, (8), (9)	2,627,289
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
68,990	Millennium Health LLC, (6), (9)	73,474
64,762	Millennium Health LLC, (6), (9)	65,734
	Total Health Care Providers & Services	139,208
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
138,556	24 Hour Fitness Worldwide Inc, (8)	346,390
291,314	24 Hour Fitness Worldwide Inc, (8), (9)	655,457
	Total Hotels, Restaurants & Leisure	1,001,847
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
17,539	Catalina Marketing Corp, (8), (9)	32,149
	Marine – 0.0% (0.0% of Total Investments)
860	ACBL HLDG CORP, (8), (9)	22,790
	Media – 0.4% (0.3% of Total Investments)
813,624	Clear Channel Outdoor Holdings Inc, (9)	2,042,196
8	Cumulus Media Inc, (9)	77
1,973,746	Hibu plc, (8), (9)	315,799
45,942	Tribune Co, (6), (9)	46
	Total Media	2,358,118
	Multiline Retail – 0.0% (0.0% of Total Investments)
274	Belk Inc, (8), (9)	6,028
	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)
232,041	California Resources Corp, (9)	5,499,372
111,960	California Resources Corp, (6), (9)	2,653,452
31,131	Whiting Petroleum Corp, (9)	1,247,419
	Total Oil, Gas & Consumable Fuels	9,400,243
	Pharmaceuticals – 0.1% (0.0% of Total Investments)
22,895	Advanz Pharma Corp Ltd, (9)	384,636
	Software – 0.4% (0.3% of Total Investments)
13,940	SkillSoft Corp, (8), (9)	2,300,100
585	SkillSoft Corp, (8), (9)	111,150

Shares	Description (1)	Value
	Software (continued)
860	SkillSoft Corp, (6), (9)	$1
1,719	SkillSoft Corp, (8), (9)	—
	Total Software	2,411,251
	Total Common Stocks (cost $40,022,701)	22,640,907

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 2.0% (1.2% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust	$5,004,402
968,586	Eaton Vance Senior Income Trust	6,470,155
	Total Investment Companies (cost $11,981,509)	11,474,557

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.7% ( 0.4% of Total Investments)
$1,200	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	6.444%	7/15/30	Ba3	$1,198,648
600	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 7.200% spread), (11)	7.394%	11/16/32	BB-	601,235
1,250	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	6.584%	10/15/30	Ba3	1,250,214
600	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (11)	5.788%	4/20/30	BB-	580,862
600	Trinitas CLO XV Ltd, 144A, (3-Month LIBOR reference rate + 7.450% spread), (11)	7.634%	4/22/34	BB-	589,805
$4,250	Asset-Backed Securities (cost $4,202,818)				4,220,764

Principal Amount (000)	Description	Coupon	Maturity	Ratings	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4% (0.2% of Total Investments)
	Auto Components – 0.4%
$2,025	Adient US LLC, 144A	9.000%	4/15/25	BB-	$2,244,206
$2,025	Total $1,000 Par (or similar) Institutional Preferred (cost $0)				2,244,206

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.1% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
21,002	Avaya Holdings Corp, (8)	$136,513
	Marine – 0.1% (0.1% of Total Investments)
904	ACBL HLDG CORP aa, (8)	23,956
3,363	ACBL HLDG CORP, (8)	105,934
2,558	ACBL HLDG CORP, (8)	90,809

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Marine(continued)
10,089	ACBL HLDG CORP, (6)	$3,166
16,914	Total Marine	223,865
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
7,674	ACBL HLDG CORP, (6)	3,211
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
439	California Resources Corp	1,756
	Entertainment – 0.0% (0.0% of Total Investments)
224,650	Cineworld Warrant, (8)	127,377
	Total Warrants (cost $2,119,370)	492,722

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
3,200	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$100,800
3,642	ACBL HLDG CORP, (8), (9)	0.000%	N/R	129,291
	Total Marine			230,091
	Total Convertible Preferred Securities (cost $194,281)			230,091

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
13,053	Fieldwood Energy Inc, (8), (9)	$13
2,637	Fieldwood Energy Inc, (8), (9)	3
	Total Common Stock Rights (cost $372,582)	16
	Total Long-Term Investments (cost $925,453,207)	901,995,221

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 11.0% (6.7% of Total Investments)
	INVESTMENT COMPANIES – 11.0% (6.7% of Total Investments)
64,573,256	BlackRock Liquidity Funds T-Fund Portfolio	0.015% (12)	$64,573,256
	Total Short-Term Investments (cost $64,573,256)		64,573,256
	Total Investments (cost $990,026,463) – 164.3%		966,568,477
	Borrowings – (57.0)% (13), (14)		(335,100,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (16.9)% (15)		(99,352,146)
	Other Assets Less Liabilities – 9.6%		56,268,834
	Net Assets Applicable to Common Shares – 100%		$588,385,165

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$799,745,351	$3,929,814	$803,675,165
Corporate Bonds	—	57,016,793	—	57,016,793
Common Stocks	9,441,701	10,406,496	2,792,710	22,640,907
Investment Companies	11,474,557	—	—	11,474,557
Asset-Backed Securities	—	4,220,764	—	4,220,764
$1,000 Par (or similar) Institutional Preferred	—	2,244,206	—	2,244,206
Warrants	1,756	484,589	6,377	492,722
Convertible Preferred Securities	—	230,091	—	230,091
Common Stock Rights	—	16	—	16
Short-Term Investments:
Investment Companies	64,573,256	—	—	64,573,256
Total	$85,491,270	$874,348,306	$6,728,901	$966,568,477

	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$ –	$142,034	$ –
Gains (losses):
Net realized gains (losses)	(17,240)	–	–
Change in net unrealized appreciation (depreciation)	2,493,477	(1,245,885)	6,377
Purchases at cost	37,208	3,896,561	–
Sales at proceeds	(50,132)	–	–
Net discounts (premiums)	79,548	–	–
Transfers into	1,386,953	–	–
Transfers (out of)	–	–	–
Balance at the end of period	$3,929,814	$2,792,710	$6,377

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$2,493,478	$(1,245,885)	$6,377
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) California Resources Corporation are priced at a 25% discount to the closing price; (3) SkillSoft Corporation and TNT Crane & Rigging Inc. are priced at a placeholder value; (4) Tribune Co are priced at last trade price less the distribution amount. The following Variable Rate Senior Loan Interests categorized as Level 3: (1) Revlon Consumer Products Corporation are utilizing a weighted probability model; (2) Education Management LLC are utilizing the stale Reuters price as no vendors are pricing the loan. Warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Variable Rate Senior Loan Interests	$ —	$ —	$ —	$(3,929,814)	$3,929,814	$ —

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 34.7%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.